NOTES PAYABLE	12 Months Ended
Dec. 31, 2018
Notes Payable [Abstract]
NOTES PAYABLE

Long term debt to related parties

Between September 2016 and August 2017, the Company issued a series of convertible notes payable to an executive officer and major shareholder totaling $2,035,000. The notes mature five years from issuance at which time all principal and interest are payable. Interest rates on the notes range from 6% to 12% and the notes were convertible at any time prior to maturity at conversion prices ranging from $0.40 to 0.50 per share. The Company recognized a beneficial conversion feature when the fair value of the underlying common stock to which the note is convertible into was in excess of the face value of the note. For notes payable under this criteria the intrinsic value of the beneficial conversion features was recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is being amortized to interest over the five-year life of the note using the effective interest method.

On November 7, 2018 the Company entered into a Note Exchange Agreement with Mr. W. Kip Speyer, our CEO and member of our Board of Directors, pursuant to which we exchanged our convertible notes for three new series of preferred stock as outlined below:

●	$1,075,000 principal amount and accrued but unpaid interest due Mr. Speyer under 12% Convertible Promissory Notes maturing between September 26, 2021 and April 10, 2022 for 2,177,233 shares of our newly created Series F-1 Convertible Preferred Stock in full satisfaction of those notes;

●	$660,000 principal amount and accrued but unpaid interest due Mr. Speyer under 6% Convertible Promissory Notes maturing between April 19, 2022 and July 27, 2022 for 1,408,867 shares of our newly created Series F-2 Convertible Preferred Stock in full satisfaction of those notes.

●	$300,000 principal amount and accrued but unpaid interest due Mr. Speyer under 10% Convertible Promissory Notes maturing between August 1, 2022 and August 30, 2022 for 757,197 shares of our newly created Series F-3 Convertible Preferred Stock in full satisfaction of those notes.

The Company determined the value of the preferred shares using a third party valuation expert. The summary of the Exchange Transaction as of November 7, 2018 is as follows:

Fair value of preferred Series F-1	$995,076
Fair value of preferred Series F-2	643,904
Fair value of preferred Series F-3	333,601
Total consideration	1,972,581

Principal balance of convertible notes	2,035,000
Accrued interest	20,963
Discount on convertible notes	(662,615)
Net Carrying value of debt extinguished	$1,393,348

Loss on extinguishment of debt	$579,233

During November 2018 the Company issued 10% convertible promissory notes in the amount of $80,000  to a related party, to our Chief Executive Officer.  The note matures five years from issuance and is convertible at the option of the holder into shares of common stock at any time prior to maturity at a conversion price of $0.40 per share.  A beneficial conversion feature exists on the date the convertible notes were issued whereby the fair value of the underlying common stock to which the notes are convertible into is in excess of the face value of the note of $70,000.

The principal balance of these notes payable was $80,000 and $2,035,000 at December 31, 2018 and December 31, 2017, respectively and discounts recognized upon respective origination dates as a result of the beneficial conversion feature total $68,312 and $1,018,125. At December 31, 2018 and 2017, the total convertible notes payable to related party net of discounts was $11,688 and $1,198,893, respectively.

Interest expense for note payable to related party was $174,588 and $154,499 for the years ended December 31, 2018 and 2017, respectively and discount amortization was $196,375 and $168,613, respectively.

Long-term debt

On November 30, 2016, the Company entered into a promissory note agreement with an unaffiliated party in the principal amount of $500,000. The note was unsecured and carries an interest rate of 10% per annum payable in arrears at maturity. An amendment made on September 30, 2017 reduced the interest rate from the original 25% to 10%. In addition, the note holder reduced the accrued interest due under the note from approximately $106,000 to $50,000 at September 20, 2017. This reduction in accrued interest of approximately $56,000 reduced interest expense for the year ended December 31, 2017. The maturity date was amended and extended from the former maturity date of April 30, 2018 to December 31, 2018 and may be prepaid at any time without notice or prepayment penalty. During the year ended December 31, 2018 the note balance was paid in full.

The Company has a note payable originating from a prior website acquisition. At the time of the acquisition, the Company agreed to pay $150,000, payable monthly in an amount equal to 30% of the net revenues from the website, when collected, with the total amount of the earn out to be paid by January 4, 2019. The Company recorded the future monthly payments totaling $150,000 at a present value of $117,268, net of a discount of $32,732. The present value was calculated at a discount rate of 12% using the estimate future revenues. The balance of the note payable at December 31, 2018 and 2017, was $57,181 and $67,334 net of discounts of $0 and $11,820 respectively.

The Company assumed certain notes upon the DEM acquisition on September 19, 2017. The note balances assumed were $123,913, and as of December 31, 2017, the note balance was paid off. The Company amortized $12,811 of debt discount on the notes payable assumed from DEM upon full repayment of these notes payable as of December 31, 2017.

In connection with the acquisition of DEM, the Company issued promissory notes totaling $380,000. The notes have no stated interest rate and matured, on September 19, 2018 and the Company is in default pending the final outcome of the legal matters. The balance of the notes payable at December 31, 2018 and 2017 were $165,162 and $254,687, respectively. This note was not paid off by the maturity date due to pending litigation. See further discussion in Note 11, under Legal.

At December 31,2018 and 2017 a summary of the Company’s debt is as follows:

	December 31, 2018	December 31, 2017
	Balance	Balance
$500,000 10% Promissory Note with an unaffiliated party issued on November 30, 2016, maturing and repaid by December 31, 2018.		500,000
$150,000 non-interest bearing Note Payable issued on January 6, 2016 for the acquisition of the WarIsBoring.com website maturing on January 4, 2019	57,181	67,334
Non-interest bearing Promissory Note issued for the DEM acquisition on September 19, 2017 which matured on September 19, 2018. The original note was $380,000 of which $35,000 was reclassified in 2018 to the Service Agreement listed below.	165,162	254,687
$45,000 non-interest bearing Note Payable issued on August 23,2018 and maturing on April 23, 2019 associated with a Service Agreement through August 23, 2020.	7,501	—
Total Debt	$229,844	$822,021
Less Short Term Debt	229,844	767,071
Long Term Debt	$—	$54,950

Interest expense for notes payable was $34,070 and $59,768 for the years ended December 31, 2018 and 2017, respectively and discount amortization was $10,910 and $23,772, respectively.

The minimum annual principal payments of notes payable at December 31, 2018 were:

2019	$229,844

Interest expense for notes payable was $34,070 and $59,768 for the years ended December 31, 2018 and 2017, respectively and discount amortization was $10,910 and $23,772, respectively.